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                                   HODGES FUND

                                    DESIGNED
                                  FOR INVESTORS
                                 WHO WANT GROWTH

















                               SEMI-ANNUAL REPORT

                            FOR THE SIX MONTHS ENDED
                               SEPTEMBER 30, 1999
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                                   HODGES FUND

Dear Shareholders:

I believe we have been down this road once before. Lately, the stock market terrain looks very familiar to what we experienced last year. In 1998, the stock market decline began July 17 and ended October 8. This year the fireworks started July 16 and appears to have ended the last week of October. As you might expect, we participated in the decline, but this month we have benefited from the improved market conditions.

Our  high-tech  and  Internet  stocks have been our best  performers  this year.
Examples are Texas Instruments and Sun Microsystems. Also turning in good performances have been some of our retail stocks, such as Home Depot and WalMart Stores. However, for the blue chip category in general, stocks seem to have leveled off, at least for awhile. Our biggest disappointments have been in our mid and small cap stocks and stocks that we classify as value-type securities. They have performed miserably these past few months. At the same time, they appear to be so undervalued that I suspect these stocks will be our bright spots sometime soon.

I continue to believe we are properly positioned for the type of market that we are witnessing. We are well diversified, which year-in, year-out is a good strategy. As of September 30, 1999, 36% of our holdings are in small cap, 38% are in stocks that we classify as mid cap and 26% of our funds are in large cap stocks. To break that down further, 43% of our stocks are the kind that we would consider core growth holdings, 23% could be classified as momentum or high multiple stocks, while 33% we classify as value or low multiple situations.

In spite of the poor performance of the third quarter ending September 30, our one-year, three-year, five-year and since inception returns are still attractive. Our 12-month return is 25.35%, our three-year average annual return is 16.57%, our five-year average annual return is 19.80%, and our annual return since inception, October 9, 1992, is 16.06%. Please remember past performance does not guarantee future performance.

Declines such as the one we experienced these past few weeks sometime result in most investors succumbing to the temptation to take a shorter-term focus. Please allow me to inject that patient, long-term investment is still the best way to invest for increasing one's net worth over time. My focus remains long term and my view is to "buckle in" and stay for the long term. I think you will be rewarded.

Allow me to express my  appreciation  for your being a shareholder in the Hodges
Fund.  If  you  have   questions,   my  telephone   number  is  214-954-1954  or
800-456-1979.


Sincerely,

/s/ Don Hodges

Don Hodges
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                                   HODGES FUND

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
  Shares     COMMON STOCKS: 91.6%                                      Value
--------------------------------------------------------------------------------
             AIRLINES: 5.8%
    20,000   AMR Corp.*..........................................   $ 1,090,000
    45,000   Southwest Airlines Company..........................       683,438
                                                                    -----------
                                                                      1,773,438
                                                                    -----------
             COMMUNICATIONS:  3.2%
    10,000   AT&T Corp...........................................       435,000
    50,000   Intervoice*.........................................       553,125
                                                                    -----------
                                                                        988,125
                                                                    -----------
             COMPUTERS, SOFTWARE AND ELECTRONICS: 20.5%
     4,000   Agile Software Corp.*...............................       256,000
    40,000   American Power Conversion Corp.*....................       760,000
    15,000   Compaq Computer Corp................................       344,063
    25,000   InfoCure Corp.*.....................................       471,875
    10,000   Microsoft Corp.*....................................       905,625
   144,970   ODS Networks, Inc.*.................................       829,047
    25,000   Perot Systems Corp., Class A*.......................       467,187
    10,000   Sun Microsystems, Inc.*.............................       930,000
     5,000   Texas Intruments, Inc...............................       411,250
   160,000   Tyler Technologies, Inc.*...........................       710,000
    30,000   Ultrak, Inc.*.......................................       178,125
                                                                    -----------
                                                                      6,263,172
                                                                    -----------
             CONSTRUCTION AND MATERIALS: 10.7%
    40,000   CMI Corp-Class A*...................................       280,000
    68,800   NCI Building System, Inc.*..........................     1,139,500
    35,001   Palm Harbor Homes, Inc.*............................       481,264
    20,000   Republic Group, Inc.................................       278,750
    10,000   Southdown, Inc......................................       535,000
    15,000   Vulcan Materials Co.................................       549,375
                                                                    -----------
                                                                      3,263,889
                                                                    -----------
             CONSUMER PRODUCTS: 2.2%
    10,000   Gillette Co.........................................       339,375
   293,500   Pentech International, Inc.* .......................       348,531
                                                                    -----------
                                                                        687,906
                                                                    -----------

See accompanying Notes to Financial Statements.

2
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                                   HODGES FUND

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
  Shares                                                               Value
--------------------------------------------------------------------------------
             ENTERTAINMENT: 10.1%
   100,000   Hastings Entertainment, Inc.*.......................     $ 862,500
    18,000   International Speedway Corp., Class A...............       946,125
    30,000   Speedway Motorsports, Inc.*.........................     1,299,375
                                                                    -----------
                                                                      3,108,000
                                                                    -----------
             FINANCIAL: 5.3%
     9,000   Capital Southwest Corp..............................       661,500
    10,000   Charles Schwab Corp.................................       336,875
    20,000   E*Trade Group, Inc.*................................       470,000
     5,000   Knight/Trimark Group*...............................       148,125
                                                                    -----------
                                                                      1,616,500
                                                                    -----------
             FOOD: 3.5%
    35,000   Starbucks Corp.*....................................       867,344
     6,000   Tootsie Roll Industries, Inc........................       197,250
                                                                    -----------
                                                                      1,064,594
                                                                    -----------
             INTERNET RELATED: 8.8%
    15,000   America OnLine, Inc.*...............................     1,560,000
     5,000   eBay, Inc.*.........................................       705,313
    15,000   RoweCom*............................................       416,250
                                                                    -----------
                                                                      2,681,563
                                                                    -----------
             NEWSPAPERS AND PUBLISHING: 1.3%
    10,000   Houghton Mifflin Company............................       406,250
                                                                    -----------
             OIL-FIELD SERVICES: 0.8%
    10,000   Tidewater, Inc......................................       255,000
                                                                    -----------
             REITS-MORTGAGE AND REAL-ESTATE: 1.4%
    40,000   Prison Realty Corp..................................       430,000
                                                                    -----------

See accompanying Notes to Financial Statements.

                                                                               3
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SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
  Shares                                                               Value
--------------------------------------------------------------------------------
             RETAIL: 11.2%
    10,000   Borders Group, Inc.*................................     $ 146,875
   270,400   Calloway's Nursery, Inc.*...........................       304,200
    20,000   Home Depot, Inc.....................................     1,372,500
    35,000   Tractor Supply Co.*.................................       665,000
    20,000   Wal-Mart Stores, Inc................................       951,250
                                                                    -----------
                                                                      3,439,825
                                                                    -----------
             SERVICE INDUSTRIES: 2.3%
    52,500   Childrens Comprehensive Services*...................       380,625
   136,500   The Dwyer Group, Inc.*..............................       341,250
                                                                    -----------
                                                                        721,875
                                                                    -----------
             SHOES AND APPAREL: 1.3%
    25,000   Cutter & Buck, Inc.*................................       389,062
                                                                    -----------
             UTILITIES: 2.4%
    30,000   Atmos Energy Corp...................................       723,750
                                                                    -----------
             VENTURE CAPITAL: 0.8%
   100,000   Southern Venture II LP..............................       237,380
                                                                    -----------
             Total Common Stocks (cost $25,328,476)..............    28,050,329
                                                                    -----------
             PREFERRED STOCK:  1.8%
--------------------------------------------------------------------------------
    55,000   Capstead Mortgage Preferred, Series B
             (cost $451,119).....................................       546,563
                                                                    -----------

See accompanying Notes to Financial Statements.

4
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                                   HODGES FUND

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
 Contracts   LONG EQUITY OPTIONS: 3.7%                                 Value
--------------------------------------------------------------------------------
             COMMON STOCKS / EXPIRATION DATE / EXERCISE PRICE
       100   Allstate Corp. / Jan, 25 Call.......................   $     7,812
       100   At Home Corp. / Jan, 25 Call........................       177,500
       100   Dallas Semiconductor / Oct, 40 Call.................       137,500
       100   Eastman Kodak Co. / Jan, 60 Call....................       163,125
       100   Estee Lauder Cos / Jan, 40 Call.....................        33,125
       100   Knight/Trimark / Oct, 25 Call.......................        51,875
        75   Motorola Inc. / Oct, 60 Call........................       211,875
       100   Texas Instruments / Oct, 47.5 Call..................       351,875
                                                                    -----------
             Total Long Equity Options (cost $1,353,512).........     1,134,687
                                                                    -----------
Principal
 Amount      SHORT-TERM INVESTMENTS: 6.6%
--------------------------------------------------------------------------------
             MONEY MARKET INVESTMENT: 6.6%
$2,032,448   Firstar Bank Treasury Fund, 4.59% (cost $2,032,448)      2,032,448
                                                                    -----------
             Total Investment in Securities
             (cost $29,165,555+): 103.7%.........................    31,764,027
             Other Assets less Liabilities: (3.7%)...............    (1,142,119)
                                                                    -----------
             TOTAL NET ASSETS: 100.0%............................   $30,621,908
                                                                    ===========

* Non-income producing security.

+ At September 30, 1999, the basis of securities for Federal tax purposes was the same as their cost for financial reporting. Unrealized appreciation and depreciation of securities were as follows:

             Gross unrealized appreciation.......................   $ 4,940,464
             Gross unrealized depreciation.......................    (2,341,992)
                                                                    -----------
               Net unrealized appreciation.......................   $ 2,598,472
                                                                    ===========

See accompanying Notes to Financial Statements.

                                                                               5
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                                   HODGES FUND

STATEMENT OF ASSETS AND LIABILITIES AT SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
  Investments in securities, at value (cost $29,165,555).........   $31,764,027
  Receivables:
    Dividends and interest.......................................         6,279
    Fund shares sold.............................................        16,380
    Securities sold..............................................         6,300
  Prepaid expenses and other assets..............................        24,407
                                                                    -----------
          Total assets...........................................    31,817,393
                                                                    -----------
LIABILITIES
  Payables:
    Securities purchased.........................................       154,125
    Fund shares redeemed.........................................       928,448
    Advisory fees................................................        22,687
    Distribution fees............................................        21,693
    Administration fees..........................................         6,061
  Other accrued expenses.........................................        62,471
                                                                    -----------
          Total liabilities......................................     1,195,485
                                                                    -----------
NET ASSETS.......................................................   $30,621,908
                                                                    ===========
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
        ($30,621,908/2,127,186 shares outstanding; unlimited
        number of shares authorized without par value)...........   $     14.40
                                                                    ===========
COMPONENTS OF NET ASSETS
  Paid-in capital................................................   $25,653,889
  Accumulated net investment loss ...............................       (33,623)
  Undistributed net realized gain on investments.................     2,403,170
  Net unrealized appreciation on investments.....................     2,598,472
                                                                    -----------
        Net assets...............................................   $30,621,908
                                                                    ===========

See accompanying Notes to Financial Statements.

6
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                                   HODGES FUND

STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999
(UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Income
    Dividends....................................................   $   240,172
    Interest.....................................................        35,315
                                                                    -----------
       Total income..............................................       275,487
                                                                    -----------
  Expenses
    Advisory fees ...............................................       150,184
    Distribution fees............................................        48,903
    Administration fees..........................................        35,337
    Transfer agent fees..........................................        15,324
    Custody fees.................................................        14,102
    Fund accounting fees.........................................        13,550
    Audit fees...................................................         9,112
    Registration fees............................................         9,017
    Reports to shareholders......................................         4,776
    Trustee fees.................................................         4,531
    Miscellaneous ...............................................         2,154
    Legal fees...................................................         2,120
                                                                    -----------
       Total expenses............................................       309,110
                                                                    -----------
          NET INVESTMENT LOSS ...................................       (33,623)
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain from security transactions...................     2,606,096
  Unrealized depreciation on investments.........................    (7,456,683)
                                                                    -----------
    Net realized and unrealized loss on investments..............    (4,850,587)
                                                                    -----------
          NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS...   $(4,884,210)
                                                                    ===========

See accompanying Notes to Financial Statements.

                                                                               7
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                                   HODGES FUND

STATEMENT OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------------
                                                                          Six Months            Year
                                                                             Ended              Ended
                                                                      September 30, 1999#  March 31, 1999
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment loss.................................................   $   (33,623)       $  (314,923)
  Net realized gain from security transactions........................     2,606,096          2,046,902
  Unrealized appreciation (depreciation) on investments...............    (7,456,683)         4,264,975
                                                                         -----------        -----------
     NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..    (4,884,210)         5,996,954
                                                                         -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gain from security transactions........................      (358,153)        (1,185,924)
                                                                         -----------        -----------
CAPITAL SHARE TRANSACTIONS
  Net increase (decrease) in net assets derived from net change in
  outstanding shares (a)..............................................       349,788         (1,730,682)
                                                                         -----------        -----------
       TOTAL INCREASE (DECREASE) IN NET ASSETS........................    (4,892,575)         3,080,348

NET ASSETS
  Beginning of period.................................................    35,514,483         32,434,135
                                                                         -----------        -----------
END OF PERIOD.........................................................   $30,621,908        $35,514,483
                                                                         ===========        ===========

(a) A summary of capital share transactions is as follows:

                                                       Six Months                       Year
                                                          Ended                         Ended
                                                    September 30, 1999#             March 31, 1998
                                                 --------------------------    --------------------------
                                                   Shares          Value         Shares         Value
                                                 -----------    -----------    -----------    -----------
Shares sold.................................         197,987    $ 3,238,100        269,362    $ 3,954,932
Shares issued in reinvestment of distributions            --             --         89,705      1,185,898
Shares redeemed.............................        (186,171)    (2,888,312)      (489,920)    (6,871,512)
                                                 -----------    -----------    -----------    -----------
Net increase (decrease).....................          11,816    $   349,788       (130,853)   $(1,730,682)
                                                 ===========    ===========    ===========    ===========

# Unaudited.

See accompanying Notes to Financial Statements.

8
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                                   HODGES FUND

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

-------------------------------------------------------------------------------------------------------
                                        Six Months                    Year Ended March 31,
                                           Ended         ----------------------------------------------
                                    September 30, 1999#   1999      1998      1997      1996      1995
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of  period..   $16.79         $14.44    $13.20    $12.87    $11.55    $10.80
                                          ------         ------    ------    ------    ------    ------
Income from investment operations:
  Net investment loss..................    (0.07)         (0.15)    (0.09)    (0.11)    (0.07)    (0.08)
  Net realized and unrealized gain
    on investments.....................    (2.32)          3.05      4.79      1.85      3.42      1.09
                                          ------         ------    ------    ------    ------    ------
Total from investment operations.......    (2.39)          2.90      4.70      1.74      3.35      1.01
                                          ------         ------    ------    ------    ------    ------
Less distributions:
   From net realized gains.............       --          (0.55)    (3.46)    (1.41)    (2.03)    (0.26)
                                          ------         ------    ------    ------    ------    ------
Net asset value, end of period.........   $14.40         $16.79    $14.44    $13.20    $12.87    $11.55
                                          ======         ======    ======    ======    ======    ======
Total return...........................   (13.34)%        18.09%    41.21%    14.18%    32.33%     9.60%

Ratios/supplemental data:
Net assets, end of period (millions)...   $ 30.6         $ 35.5    $ 32.4     $ 19.4   $ 13.3     $ 9.3

Ratio of expenses to average net assets     1.75%+         1.92%     1.96%      2.14%    2.08%     2.31%

Ratio of net investment loss to
   average net assets..................    (0.19)%+       (0.99)%   (0.76)%   (0.95)%   (0.61)%   (0.75)%

Portfolio turnover rate................    53.41%        129.86%    94.05%   115.77%   124.89%    73.65%

+ Annualized.

# Unaudited.

See accompanying Notes to Financial Statements.

                                                                               9
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                                   HODGES FUND

NOTES TO FINANCIAL STATEMENTS AT SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     Hodges Fund (the "Fund") is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund's primary investment objective is capital appreciation. The Fund began operations on October 9, 1992.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION. Investments in securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on the last business day of the period; securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     B. FEDERAL INCOME TAXES. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, DIVIDEND INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     D. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     For the six months ended September 30, 1999, Hodges Capital Management, Incorporated (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 0.85% based upon the average daily net assets of the Fund. For the six months ended September 30, 1999, the Fund incurred $150,184 in Advisory fees.

10
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                                   HODGES FUND

NOTES TO FINANCIAL STATEMENTS AT SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

     Investment Company Administration, LLC (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

     Under $15 million             $30,000
     $15 to $50 million            0.20% of average daily net assets
     $50 to $100 million           0.15% of average daily net assets
     $100 to $150 million          0.10% of average daily net assets
     Over $150 million             0.05% of average daily net assets

     For the six months ended September 30, 1999, the Fund incurred $35,337 in Administration fees.

     First Dallas Securities, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Advisor.

     Certain officers and trustees of the Trust are also officers and/or directors of the Administrator.

NOTE 4 - DISTRIBUTION COSTS

     The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. During the six months ended September 30, 1999, the Fund paid fees of $48,903 to the Distributor.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and proceeds from sales of securities, excluding U.S. Government obligations and short-term securities, for the six months ended September 30, 1999, were $16,910,360 and $18,105,209, respectively.

                                     ADVISOR
                         Hodges Capital Management, Inc.
                                2905 Maple Avenue
                               Dallas, Texas 75201
                                 (800) 388-8512

                                   DISTRIBUTOR
                          First Dallas Securities, Inc.
                                2905 Maple Avenue
                               Dallas, Texas 75201

                                    CUSTODIAN
                     Firstar Institutional Custody Services
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                                 TRANSFER AGENT
                          American Data Services, Inc.
                                  P.O. Box 5536
                         Hauppauge, New York 11788-0132

                                    AUDITORS
                              Tait, Weller & Baker
                         8 Penn Center Plaza, Suite 800
                        Philadelphia, Pennsylvania 19103

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                         San Francisco, California 94104

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.